CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Series C Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series B Convertible Preferred Stock [Member]	Common Stock [Member] Series C Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series B Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Convertible Preferred Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2016	$ 10,986									$ 388,791			$ 1,258	$ (379,063)
Balance (in shares) at Dec. 31, 2016							43,416
Share-based compensation	753									753
Issuance of common stock under employee stock purchase plan	1									1
Issuance of common stock under employee stock purchase plan (in shares)							2
Sale/Issuance of common stock	12,716	$ 8,767								12,716	$ 8,767
Sale/Issuance of common stock (in shares)					10,000		24,474
Conversion of Convertible Preferred Stock into common stock		23									23
Conversion of Convertible Preferred Stock into common stock (share)					(7,569)			45,413
Issuance of common stock as part of Azaya Therapeutics acquisition, net	2,311									2,311
Issuance of common stock as part of Azaya Therapeutics acquisition, net (shares)							2,346
Beneficial conversion feature related to Series B Convertible Preferred Stock		3,977									3,977
Accretion of beneficial conversion feature related to Series B Convertible Preferred Stock		$ (3,977)									$ (3,977)
Foreign currency translation adjustment and accumulated other comprehensive income	129												129
Net loss	(22,686)													(22,686)
Balance at Dec. 31, 2017	$ 13,000									413,362			1,387	(401,749)
Balance (in shares) at Dec. 31, 2017	115,651			2,431			115,651
Share-based compensation	$ 143									143
Sale/Issuance of common stock	27									27
Sale/Issuance of common stock (in shares)							201
Conversion of Convertible Preferred Stock into common stock (share)					(1,228)			7,375
Foreign currency translation adjustment and accumulated other comprehensive income	(281)												(281)
Net loss	(4,409)													(4,409)
Balance at Mar. 31, 2018	8,480									413,532			1,106	(406,158)
Balance (in shares) at Mar. 31, 2018				1,203			123,227
Balance at Dec. 31, 2017	$ 13,000									413,362			1,387	(401,749)
Balance (in shares) at Dec. 31, 2017	115,651			2,431			115,651
Share-based compensation	$ 355									355
Sale/Issuance of common stock	1,624		$ 3,041							1,624		$ 3,041
Sale/Issuance of common stock (in shares)						6,723	92,169
Conversion of Convertible Preferred Stock into common stock			8									8
Conversion of Convertible Preferred Stock into common stock (share)					(1,320)	(3,228)		7,921	80,868
Beneficial conversion feature related to Series B Convertible Preferred Stock			2,487									2,487
Accretion of beneficial conversion feature related to Series B Convertible Preferred Stock			$ (2,487)									$ (2,487)
Foreign currency translation adjustment and accumulated other comprehensive income	(169)												(169)
Net loss	(12,634)													(12,634)
Balance at Dec. 31, 2018	$ 5,225									418,390			1,218	(414,383)
Balance (in shares) at Dec. 31, 2018	296,609			4,606			296,609
Share-based compensation	$ 49									49
Sale/Issuance of common stock	1,873									1,873
Sale/Issuance of common stock (in shares)							139,855
Conversion of Convertible Preferred Stock into common stock (share)						(66)			1,652
Foreign currency translation adjustment and accumulated other comprehensive income	(140)												(140)
Net loss	(3,150)													(3,150)
Balance at Mar. 31, 2019	$ 3,857									$ 420,312			$ 1,078	$ (417,533)
Balance (in shares) at Mar. 31, 2019	438,116			4,540			438,116